111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

June 26, 2014

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	MFS® Series Trust XV (the “Trust”) (File Nos. 2-96738 and 811-4253), on behalf of MFS® Commodity Strategy Fund) (the “Fund”); Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 58 to the Registration Statement of the Trust (the “Amendment”), marked (except as described below) to indicate all changes from Post-Effective Amendment No. 56 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of changing principal investment strategies to allow investment in a Cayman subsidiary, changing diversification status and restating principal investment types to include Cayman subsidiary information.

If you have any questions concerning the foregoing, please call Lisa Foley at (617) 954-6634.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President & Senior Counsel

SAP/bjn

Enclosures